Cost of Improvements to Concession Assets - Summary of Cost of Improvements to Concession Assets (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost Of Improvements To Concession Assets [Abstract]
Cost of improvements to concession assets	$ 4,846,404	$ 3,368,511	$ 2,192,578